Annual Fund Operating Expenses	Apr. 30, 2025
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.48%	[1]
Acquired Fund Fees and Expenses	0.49%	[1]
Expenses (as a percentage of Assets)	1.20%	[1]
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.19%	[1],[2]
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[1]
Distribution and Service (12b-1) Fees	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.48%	[1]
Acquired Fund Fees and Expenses	0.49%	[1]
Expenses (as a percentage of Assets)	1.95%	[1]
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.94%	[1],[2]
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.06%	[1]
Acquired Fund Fees and Expenses	0.49%	[1]
Expenses (as a percentage of Assets)	0.78%	[1]
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.77%	[1],[2]
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.41%	[1]
Acquired Fund Fees and Expenses	0.49%	[1]
Expenses (as a percentage of Assets)	1.13%	[1]
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.06%	[1],[2]
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.16%	[1]
Acquired Fund Fees and Expenses	0.49%	[1]
Expenses (as a percentage of Assets)	0.88%	[1]
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.82%	[1],[2]
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.48%	[3]
Acquired Fund Fees and Expenses	0.44%	[3]
Expenses (as a percentage of Assets)	1.20%	[3]
Fee Waiver or Reimbursement	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	1.07%	[3],[4]
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%	[3]
Distribution and Service (12b-1) Fees	0.75%	[3]
Other Expenses (as a percentage of Assets):	0.48%	[3]
Acquired Fund Fees and Expenses	0.44%	[3]
Expenses (as a percentage of Assets)	1.95%	[3]
Fee Waiver or Reimbursement	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	1.82%	[3],[4]
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.41%	[3]
Acquired Fund Fees and Expenses	0.44%	[3]
Expenses (as a percentage of Assets)	1.13%	[3]
Fee Waiver or Reimbursement	(0.23%)	[3]
Net Expenses (as a percentage of Assets)	0.90%	[3],[4]
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.16%	[3]
Acquired Fund Fees and Expenses	0.44%	[3]
Expenses (as a percentage of Assets)	0.88%	[3]
Fee Waiver or Reimbursement	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	0.75%	[3],[4]
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[5],[6]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.64%	[5],[7]
Expenses (as a percentage of Assets)	1.09%	[5]
Fee Waiver or Reimbursement	(0.32%)	[5]
Net Expenses (as a percentage of Assets)	0.77%	[5],[8]
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[5],[6]
Distribution and Service (12b-1) Fees	0.75%	[5]
Other Expenses (as a percentage of Assets):	0.64%	[5],[7]
Expenses (as a percentage of Assets)	1.84%	[5]
Fee Waiver or Reimbursement	(0.32%)	[5]
Net Expenses (as a percentage of Assets)	1.52%	[5],[8]
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[5],[6]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.27%	[5],[7]
Expenses (as a percentage of Assets)	0.72%	[5]
Fee Waiver or Reimbursement	(0.32%)	[5]
Net Expenses (as a percentage of Assets)	0.40%	[5],[8]
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[5],[6]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.59%	[5],[7]
Expenses (as a percentage of Assets)	1.04%	[5]
Fee Waiver or Reimbursement	(0.44%)	[5]
Net Expenses (as a percentage of Assets)	0.60%	[5],[8]
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[5],[6]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.32%	[5],[7]
Expenses (as a percentage of Assets)	0.77%	[5]
Fee Waiver or Reimbursement	(0.32%)	[5]
Net Expenses (as a percentage of Assets)	0.45%	[5],[8]

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[2]	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.70% for Class A, 1.45% for Class C, 0.28% for Class R6, 0.57% for Administrator Class and 0.33% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[4]	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.07% for Class A, 1.82% for Class C, 0.90% for Administrator Class and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[6]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[7]	Reflects the fees charged by Allspring Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[8]	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.77% for Class A, 1.52% for Class C, 0.40% for Class R6, 0.60% for Administrator Class and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.